N-4	Jul. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The LVIP Macquarie Wealth Builder Fund and the LVIP Western Asset Core Bond Fund will not be available in contracts issued on or after August 18, 2025.